Restructuring provision (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2015 CHF (SFr)
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 0
Restructuring expenses	355
Utilization	38
Restructuring Reserve, Ending Balance	199
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	0
Restructuring expenses	46
Utilization	34
Restructuring Reserve, Ending Balance	12
Severance
Restructuring provision
Restructuring Reserve, Beginning Balance	0
Restructuring expenses	191
Utilization	4
Restructuring Reserve, Ending Balance	187
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	23
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	64
Unsettled pension obligation classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	31
Excluding unsettled compensation and pension obligations [Member]
Restructuring provision
Restructuring expenses	237
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance	0
Restructuring expenses	325
Utilization	38
Restructuring Reserve, Ending Balance	199
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	0
Restructuring expenses	46
Utilization	34
Restructuring Reserve, Ending Balance	12
Bank | Severance
Restructuring provision
Restructuring Reserve, Beginning Balance	0
Restructuring expenses	191
Utilization	4
Restructuring Reserve, Ending Balance	187
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	23
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	64
Bank | Unsettled pension obligation classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	1
Bank | Excluding unsettled compensation and pension obligations [Member]
Restructuring provision
Restructuring expenses	SFr 237